Debt - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		2 Months Ended			3 Months Ended		12 Months Ended
	May 31, 2023	Apr. 03, 2023	Mar. 01, 2023	May 29, 2020	Jan. 31, 2023	Aug. 31, 2022	Feb. 28, 2023	Dec. 06, 2022	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 30, 2023	Oct. 24, 2022	Sep. 01, 2022	Aug. 01, 2022	May 17, 2022	May 31, 2021	Feb. 28, 2021
Debt Instrument [Line Items]
Gain on extinguishment of debt												$ 0	$ (1,553)
Principal amount															$ 500
Exercise price of warrants								$ 5.99375								$ 26.25		$ 60.75	$ 1,190	$ 2,240
Change in warrant valuation												(7)	(58)
MAM Eagle Lender, LLC
Debt Instrument [Line Items]
Principal amount														$ 500
Credit Agreement
Debt Instrument [Line Items]
additional payment of principal		$ 500					$ 300					300
Line of credit facility, maximum principal amount				$ 50,000								$ 0
Line of credit facility, drawn on or before date				May 29, 2025
Term loan, interest rate				13.50%
Term loan, frequency of payments				month
Term loan, extended expiration date				May 29, 2026
EBITDA				$ 10,000
Amortization period				36 months
Term loan, exit fee due, principal amount advanced by lenders				$ 700
Term loan, exit fees				700
Exit fee percentage												2.50%
Cash covenant	$ 4,000								$ 3,000	$ 4,500
Current outstanding loan balance												$ 250
Financial covenants, minimum liquidity requirement				5,000
Debt issuance costs				1,496
Change in warrant valuation				$ 1,423
Effective interest rate												31.77%
Debt issuance cost amortization												$ 960	$ 844
Credit Agreement | Agent Member
Debt Instrument [Line Items]
amendment fee												5
Credit Agreement | Lender Member
Debt Instrument [Line Items]
amendment fee												$ 200
Credit Agreement | MAM Eagle Lender, LLC
Debt Instrument [Line Items]
Percentage of cash used to repay outstanding under the credit agreement																	30.00%
Cash covenant			$ 3,000		$ 4,500		$ 2,225	$ 3,000			$ 4,500
Financial covenants, minimum liquidity requirement						$ 3,000
Financial covenants minimum liquidity requirement increased amount						$ 5,000
Credit Agreement | MAM Eagle Lender, LLC | Common Stock
Debt Instrument [Line Items]
Warrants issued to purchase shares of common stock				376
Exercise price of warrants				$ 6,426
Warrants expiration date				May 29, 2027
Credit Agreement | After Third But Prior To Fourth Anniversary of Tranche One, Two, Three, Four or Five Loans
Debt Instrument [Line Items]
Term loan, prepayment of principal percentage				3.00%
Maximum | Credit Agreement
Debt Instrument [Line Items]
Term loan, exit fee due, percentage of principal amount advanced by lenders				2.50%
Maximum | Credit Agreement | On or Prior To Third Anniversary of Tranche One, Two, Three, Four or Five Loans
Debt Instrument [Line Items]
Term loan, prepayment of principal percentage				5.00%
Tranche One Loans | Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum principal amount				$ 10,000
Term Loans | Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum principal amount				$ 40,000